Concentrations (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Customers A	34.00%	21.00%	21.00%	27.00%